Long-term debt - Summary of Future Minimum Lease Payments for Capital Leases (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 279
2020	156
2021	119
2022	101
2023	40
Thereafter	0
Total minimum lease payments	695
Less imputed interest	117
Total	$ 578